Adjusted Cash Flow and Free Cash Flow - Adjusted Free Cash Flow conversion (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Adjusted Cash Flow and Free Cash Flow
Adjusted profit after tax	£ 427	£ 336
Free Cash Flow	374	353	£ 337
Product development additions	10	7
Net investment hedge cash interest through Other Comprehensive Income	8	4
Adjusted Free Cash Flow	£ 392	£ 364
Adjusted Free Cash Flow conversion	91.80%	108.30%